INCOME TAX - Reconciliation of groups effective income tax (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Adjustments:
Expenses not deductible for tax purposes	2.20%	0.90%	1.80%
Prior periods tax effects	(0.10%)	(0.20%)	0.90%
Different tax rate of foreign subsidiaries	(0.40%)	(0.20%)	0.20%
Earnings distribution from subsidiaries	2.00%	(0.50%)	1.00%
Change in fair value of derivative financial instruments	0.20%		0.50%
Derecognition of deferred tax assets	(0.50%)	0.10%	0.70%
Other	0.20%	(0.10%)	0.70%
Effective income tax rate	23.60%	20.00%	25.80%
Armenia
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Russia
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Turkmenistan
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	8.00%	8.00%	8.00%
Czech Republic
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	19.00%	19.00%	19.00%